Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2019 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2020	¥ 8,935	$ 1,284
2021	6,496	933
2022	4,246	610
2023	1,534	220
2024	774	111
Thereafter	315	45
Future Minimum Payments Under Non-Cancelable Licensing agreements	¥ 22,300	$ 3,203